Related Party Transactions	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions

12. Related Party Transactions

The Regents of the University of California, Berkeley ("UCB" or "University") own 310,400 shares of common stock.  The Company has license agreements and various collaboration agreements (see Note 16, Commitments and Contingencies) with UCB. Total payments made to UCB for the years ended December 31, 2013 and 2012 were $15,904 and $255,523, respectively. As of December 31, 2013 and 2012, amounts payable to UCB amounted to $458,755 and $295,462, respectively.

On June 24, 2011, the Company and Eythor Bender, the then Chief Executive Officer, entered into an agreement in which the Company loaned to Mr. Bender $49,000. On May 8, 2012, the Company and Mr. Bender, the then Chief Executive Officer, entered into an agreement in which the Company loaned to Mr. Bender $20,000. On June 6, 2012, the Company and Mr. Bender, the then Chief Executive Officer, entered into an agreement in which the Company loaned to Mr. Bender $25,000. All of these loans were due within 12 months and had an interest rate of 5% per annum. Under the terms of an employment separation agreement dated November 28, 2012, the Company and Mr. Bender agreed to consolidate and extend the term of the outstanding notes receivable totaling $94,000. Interest will continue to accrue at 5% per annum. The note was due June 30, 2015. On January 15, 2014 Mr. Bender repaid his loan in full, including interest.

On November 29, 2011, the Company entered into a development agreement with a government entity which also owns 571,420 shares of the Company's Series A preferred stock as of December 31, 2013 and 2012, and 119,047 shares of the Company's Series A-2 preferred stock as of December 31, 2013 and 2012. As part of the agreement, the Company developed, fabricated and tested Alpha, Beta, and Pilot versions of a custom exoskeleton system. In exchange, the government entity agreed to make certain milestone payments to the Company over the 1.5 year term of the agreement. For the years ended December 31, 2013 and 2012, the Company recognized as revenue approximately $0 and $424,000, respectively, related to this project. Additionally, accounts receivable, including unbilled receivables representing earned milestone payments, amounted to $114,500 as of December 31, 2012. There were no amounts receivable related to this project in 2013.

Astrolink International LLC ("Astrolink"), an affiliate of Lockheed (a significant customer), owned 857,140 shares of the Company's Series A convertible preferred stock as of December 31, 2013 and 2012. As of December 31, 2013, Astrolink also owned 758,604 shares of the Company's Series B convertible preferred stock. For the years ended December 31, 2013 and 2012, the Company recognized as revenue approximately $337,796 and $568,002, respectively, related to this project.